Financial Risk Management - Financial Assets and Liabilities Which Impact Profit and Loss (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Currency exposure / functional currency	$ 3,600,000	$ 5,300,000
Argentine Peso / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	(186,867,000)	(64,482,000)
Euro / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	$ (175,419,000)	$ (365,926,000)